Borrowings (Details 4) - Dec. 31, 2017 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
2018	¥ 2,599,333	$ 399,510
2019	636,325	97,801
2020	570,166	87,633
2021	570,166	87,633
2022	499,287	76,739
Thereafter	0	0
Total	¥ 4,875,277	$ 749,316